Merger Accounting - Additional information (FY) (Details)	Dec. 22, 2020 shares
Immediately Following Merger [Member] | Former Yumanity Stock And Option Holders [Member]
Business Acquisition [Line Items]
Equity interest in acquiree percentage	70.30%
Immediately Following Merger [Member] | PTI Stock And Option Holders [Member]
Business Acquisition [Line Items]
Equity interest in acquiree percentage	29.70%
PTI [Member]
Business Acquisition [Line Items]
Equity interests issued or issuable number of shares issued	6,024,433
Shares outstanding	2,609,489
Shares issued for settlement of severance obligations	25,719
Shares issued as compensation for investment banking fee	21,739
Restricted stock units issued as compensation for consultants	51,590
Shares of common stock outstanding at the time of the Merger	194,550